Financial Instruments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Trade and other payables	$ 9,830	$ 9,473
Lease liability	2,544	3,072
Short term loans	0	1,630	$ 3,457
Promissory note	0	519	$ 519
Working capital facility	18,834	16,283
Other payable	1,590	1,435
Total financial liabilities	32,798	32,412
Financial Liabilities Twenty Twenty Six [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	574	598
Short term loans		0
Promissory note		0
Working capital facility	0	0
Other payable	187	188
Total financial liabilities	761	786
Financial Liabilities Twenty Twenty Seven [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	532	555
Short term loans		0
Promissory note		0
Working capital facility	0	0
Other payable	220	208
Total financial liabilities	752	763
Financial Liabilities Twenty Twenty Eight [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	548	571
Short term loans		0
Promissory note		0
Working capital facility	18,834	0
Other payable	258	218
Total financial liabilities	19,640	789
Financial Liabilities Twenty Twenty Nine [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	706	588
Short term loans		0
Promissory note		0
Working capital facility	0	0
Other payable	758	610
Total financial liabilities	1,464	1,198
Financial Liabilities Twenty Twenty Five [Member]
Statement [Line Items]
Trade and other payables	9,830	9,473
Lease liability	184	760
Short term loans		1,630
Promissory note		519
Working capital facility	0	16,283
Other payable	167	2
Total financial liabilities	$ 10,181	$ 28,876